MINERAL PROPERTIES - Mineral properties (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Relief Canyon Mine - Gold Acquisition	$ 8,501,071	$ 8,501,071	$ 8,501,071
Relief Canyon Mine - Newmont Leased Properties	7,709,441	7,709,441
Pershing Pass Property	576,400	576,400
Total Mineral Properties	$ 16,786,912	$ 16,786,912	$ 8,501,071